Property and Equipment	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Property and Equipment

Property and equipment as of December 31, 2014 and September 30, 2014, were as follows:

	December 31,	September 30,
	2014	2014
Equipment, software and tooling	$2,751,312	$2,571,450
Automobiles	33,466	33,466
Leasehold improvements	1,316,120	1,294,386
Furniture and fixtures	266,909	253,466
Total property and equipment before accumulated depreciation	4,367,807	4,152,768
Accumulated depreciation	(2,486,779)	(2,292,521)
Property and equipment, net of accumulated depreciation	$1,881,028	$1,860,247

Depreciation expense for the three months ended December 31, 2014 and 2013 was $170,907 and $47,175, respectively.  Property and equipment to be disposed of is reported at the lower of the carrying amount or fair value, less the estimated costs to sell the property. Any gains or losses are recognized in the results of operations.  During the three months ended December 31, 2014 the Company did not dispose of property and equipment.